Prudential Series Fund

PSF PGIM High Yield Bond

(the “Portfolio”)

Supplement dated December 10, 2024

to the Currently Effective Summary Prospectus, Prospectus

and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Prudential Series Fund (the Trust) and the Summary Prospectus relating to the PSF PGIM High Yield Bond, (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, Mr. Ryan Kelly will no longer serve as a portfolio manager of the Portfolio.

To reflect this change, all references and information pertaining to Mr. Kelly are hereby removed from the Prospectus, SAI and the Summary Prospectus relating to the Portfolio effective immediately.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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